Change in the scope of consolidation	12 Months Ended
Dec. 31, 2017
Change in the scope of consolidation [Abstract]
Change in the scope of consolidation

4. Change in the scope of consolidation

a) Sale of Santander Securities Services Brasil DTVM S.A.

On August 31, 2015 the sales transaction of the qualified custody business, with the sale of all shares issued by Santander Securities Services Brazil Distribuidora de Títulos e Valores Mobiliários S.A. to Santander Securities Services Brasil Participações S.A., indirectly controlled by Banco Santander Spain was concluded at the amount of R$859 million, according to what was informed to the market on June 19, 2014.

The transaction generated a gain of R$750,550 before taxes, recorded in the heading Result on disposal of assets not classified as non-current assets held for sale (Note 43).

The operation fits into the context of a global strategic partnership between Banco Santander Spain and a group led by Warburg Pincus LLC in qualified custody activity in Spain, Brazil and Mexico.

b) Investment in Super Pagamentos e Administração de Meios Eletrônicos Ltda. (“Super Pagamentos”)

On January 4, 2016, Aymoré CFI informed the owners of the shares representing the remaining 50% of Super´s total voting capital its decision to make the call related to the call option for the acquisition of such shares, for the value of approximately R$113 million. The transaction was concluded on March 10, 2016.

Due to the event above, Aymoré, as the parent company, purchased the remaining equity instruments of Super entity and should, therefore, consider the paid value of goodwill for expected future profitability as a reduction of shareholders' equity, since, according to the IFRS 10 this transaction is characterized as transactions between partners. For the same reason, the amount paid for the equity value of the interest participation acquired from non-controlling shareholder is a movement among Stockholders' Equity accounts.

c) Agreement on the Acquisition of part of the Financial Operation of PSA Group in Brazil and a consequent creation of a Joint Venture Company

On August 1, 2016, after the fulfillment of the applicable conditions precedent, including obtaining the appropriate regulatory approvals, the Aymoré CFI and Banco Santander, in the context of a partnership between the Banque PSA Finance (Banque PSA) and Santander Consumer Finance in Europe for joint operation of the vehicle financing business of PSA brands (Peugeot, Citroën and DS), signed definitive documents for the creation of a financial cooperation with Banque PSA to offer a range of financial and insurance products to clients and dealers of PSA in Brazil.

The main vehicle of financial cooperation is Banco PSA Finance Brasil S.A. which is being held in the proportion of 50% by Aymoré CFI, a subsidiary of Banco Santander, and 50% by Banque PSA. The purchase price was equal to the book value (proportional) on the closing date (08/01/2016). The operation also included the acquisition by Banco Santander subsidiary, of 100% of Santander Finance Arrendamento Mercantil S.A (Current Company Name of  PSA Finance Arrendamento Mercantil S.A.), whose price was equivalent to 74% of the equity (equal to the book value) on the closing date, and also the purchase of 50% of PSA Corretora de Seguros e Serviços Ltda., whose price was equal to the book value (proportional) on the closing date.

Banco Santander started to consolidate these companies from August 1, 2016.

d) Investment Agreement between Banco Santander and Banco Bonsucesso S.A. (current Olé Consignado)

On February 10, 2015, with the approval of BACEN, the transaction was completed and Banco Santander, through Aymoré CFI, became the controlling shareholder of Olé Consignado, with 60% of the total and voting share capital through an investment of R$460 million. Olé Consignado kept the remaining portion of the share capital (40%).

In December 2015, it has completed the study of the allocation of the purchase price (Purchase Price Allocation - PPA) on the acquisition of Bonsucesso by Aymoré, based on acquisition date as below:

	Book value	Fair value
Financial assets - available-for-sale	121,468	121,468
Loans and Receivables	508,147	508,147
Others Assets	374,151	374,151
Intangible Assets (1)	-	62,000
Total assets	1,003,766	1,065,766
Financial liabilities	466,162	466,162
Others liabilities	397,604	397,604
Total liabilities	863,766	863,766
Capital increase by Aymore CFI	460,000	460,000
Total of net assets acquired	600,000	662,000
Non-controlling interest (2)		264,800
Total consideration transferred by Aymore to acquire control		460,000
Goodwill (3)		62,800

(1) Intangible assets identified relate to brand and client relationship with estimated useful life of 10 years and 4 years, respectively.

(2) The amount of non-controlling interests were measured at R$240 million as the proportional value of the net assets of the investee.

(3) Goodwill will be tax deductible under current legislation.

Olé Consignado has become the exclusive vehicle of Banco Bonsucesso and its affiliates for the payroll credit supply in Brazil and should consolidate existing payroll loans portfolio in Banco Santander and Banco Bonsucesso, in accordance with the terms of the agreement. Banco Santander will continue to originate payroll loans through their own channels independently.

In the operation context, it was granted between institutions a put option (right of Olé Consignado to sell) and purchase (right of Banco Santander to acquire), relating to the shares held by Banco Bonsucesso, equivalent to 40% of the share capital of this company. According to IAS 32,a financial liability was recognized, the balance of which on December 31, 2017of R$484 million (2016 and 2015 - R$307 million) by the commitment made in relation to the put option, accounted in  Shareholders' Equity, the amount of R$67 million, non-controlling interests, the amount of R$240 million. In 2017, a tax credit of R$71 million was recognized and an expense in the consolidated statements of income, in the amount of R$177 million.

At the ESM held on March 3, 2016 the change of the corporate name of Banco Bonsucesso Consignado S.A. to Banco Olé Bonsucesso Consignado S.A. was approved, the process was approved by Bacen on June 1, 2016.